Summary of Weighted Average Assumptions Used in Valuation of Warrants Under Black-Scholes Pricing Model (Detail) (Warrants [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	0.00%	0.00%
Volatility	55.00%	55.28%
Expected term (years)	5 years	6 years
Risk-free interest rate	0.72%	1.09%